Basis of Presentation and General Information, Charterer Concentration (Details) - Revenues [Member] - Customer Concentration [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Charterers [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	100.00%	82.00%	70.00%
Charterer A [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	10.00%	30.00%	70.00%
Charterer B [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	25.00%	18.00%	0.00%
Charterer C [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	17.00%	17.00%	0.00%
Charterer D [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	18.00%	17.00%	0.00%
Charterer E [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	20.00%	0.00%	0.00%
Charterer F [Member]
Charterer Concentration [Abstract]
Concentration risk percentage	10.00%	0.00%	0.00%